Plant and Equipment, Net	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Plant and Equipment, Net
9.	Plant and Equipment, Net

	2011	2010	2009
Buildings	$319,890,768	$311,717,261	$293,225,129
Facility machinery and equipment	575,422,687	565,829,867	552,373,720
Manufacturing machinery and equipment	6,310,595,278	5,584,906,496	5,398,887,677
Furniture and office equipment	86,537,280	78,075,574	74,206,691
Transportation equipment	2,212,489	2,109,425	1,890,082
	7,294,658,502	6,542,638,623	6,320,583,299
Less: accumulated depreciation	(5,370,041,078)	(4,902,754,755)	(4,299,836,387)
	1,924,617,424	1,639,883,868	2,020,746,912
Construction in progress	591,960,595	711,978,919	230,867,305
	$2,516,578,019	$2,351,862,787	$2,251,614,217

The Company recorded depreciation expense of $518,840,210, $584,241,805 and $746,684,986 for the years ended December 31, 2011,2010 and 2009, respectively.

The construction in progress balance of approximately $591,960,595 as of December 31, 2011, primarily consisted of $373,699,154 and $105,379,439 of the manufacturing equipment acquired to further expand the production capacity at the 12” fab in Beijing and Shanghai, respectively, and $92,373,431 related to the ongoing 8” wafer construction project at SMIC Shenzhen. The construction in progress at SMIC Beijing and SMIC Shanghai is currently estimated to be completed prior to June 2012. The additional amount paid to complete these construction initiatives is expected to be $62,000,000. The remainder of the construction in progress of $20,508,571 relates to various ongoing capital expenditure projects of other SMIC subsidiaries, which are expected to be completed by the second half of 2012.